GENERAL	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL	GENERAL

Golar LNG Partners LP (the “Partnership,” “we,” “our,” or “us”) is a publicly traded Marshall Islands limited partnership initially formed as a subsidiary of Golar LNG Limited (“Golar”) in September 2007, to own and operate LNG carriers and FSRUs under long-term charters.

We completed our initial public offering (“IPO”) in April 2011. Our common units are traded on the NASDAQ under the symbol: GMLP.

On July 12, 2018, we acquired an interest in the Hilli Episeyo (the “Hilli”), a floating liquefied natural gas (“FLNG”) vessel through the acquisition of 50% of the common units (the “Hilli Common Units”) in Golar Hilli LLC ("Hilli LLC") (the “Hilli Acquisition”) (see note 10).

As of December 31, 2020 and 2019, we had a fleet of six FSRUs, four LNG carriers and an interest in the Hilli.

As of December 31, 2020, Golar held 30.8% (December 31, 2019: 30.6%) of our common units, a 2% (December 31, 2019: 2%) general partner interest in us and 100% (December 31, 2019: 100%) of our incentive distribution rights (“IDRs”).

References to Golar in these consolidated financial statements refer, depending on the context, to Golar LNG Limited and to one or any more of its direct or indirect subsidiaries.

Going concern

The consolidated financial statements have been prepared on a going concern basis.

On January 13, 2021, we announced that we and our general partner entered into an agreement and plan of merger (the “Merger Agreement”) with New Fortress Energy Inc. (“NFE”) and the other parties thereto. Under the Merger Agreement, NFE has agreed to acquire all of the outstanding common units of the Partnership for $3.55 per unit in cash, with the Partnership surviving the merger as a wholly-owned subsidiary of NFE (the “Merger”). As a result of the pending Merger, which is expected to close in the first half of 2021, we have deferred our activities related to the refinancing of our $800 million credit facility and the 2015 Norwegian Bonds, both of which will mature within the 12-month period from the date these consolidated financial statements were issued. It is currently anticipated that NFE will refinance these maturing debt facilities (the “Related Debt Refinancings”), including related accrued interest and fees, upon consummation of the Merger.

In the event the Merger is delayed or does not complete, we would pursue extension of the maturity of, or obtain the necessary funding to meet, our payment obligations under the $800 million credit facility and 2015 Norwegian Bonds, which are repayable in April 2021 and November 2021 respectively. Also, the Partnership currently projects that it may not comply with certain financial covenants during the 12-month period following issuance of these consolidated financial statements, in which event we would take the necessary steps to secure the necessary waivers and/or covenant amendments. The fundamentals of our underlying assets remain strong (contracted cash flows and existing leverage ratios); however, due to the pending Merger, the refinancing of the $800 million credit facility and the 2015 Norwegian Bonds have not progressed to a stage, such that we can be certain that these could be executed in time or at all. Further, if the Partnership is unable to meet or amend certain financial covenants, the Partnership’s indebtedness could become immediately due and payable in the event of default. Global financial markets and economic conditions have been and continue to be volatile, particularly with the COVID-19 pandemic, which provides for additional uncertainty.

Although the Partnership believes the Merger and Related Debt Refinancings will close in the first half of 2021, the successful completion of the Merger and Related Debt Refinancings are dependent on factors outside of the Partnership’s control, and therefore there is substantial doubt over the Partnership’s ability to continue as a going concern for the 12-month period from the date these consolidated financial statements were issued. The consolidated financial statements do not include any adjustments that might result from the outcome of these uncertainties.